Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2022
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

		June 30	December 31
(in thousands)	Note	2022	2021
Intangible assets		$2,461	$2,652
Debt issue costs - Revolving Facility	18.1	5,008	5,620
Other		3,851	6,939

Total other long-term assets		$11,320	$15,211